First Quarter Report
July 31, 2023 (Unaudited)
Columbia Total Return Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 15.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	10,063,955	10,086,305
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	7,000,000	7,049,202
Series 2023-A Class A
01/18/2028	6.610%	7,950,000	8,005,879
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-4 Class D
12/14/2026	1.770%	5,127,000	4,981,038
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	8.508%	5,000,000	4,528,685
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month Term SOFR + 1.612% Floor 1.350% 01/15/2030	6.920%	7,780,000	7,644,620
Atrium XIII(a),(b)
Series 2013A Class B
3-month Term SOFR + 1.762% Floor 1.500% 11/21/2030	7.107%	2,250,000	2,218,320
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month Term SOFR + 3.512% Floor 3.250% 10/23/2034	8.857%	8,250,000	7,955,145
Series 2020-4A Class D
3-month Term SOFR + 4.512% Floor 4.250% 10/20/2033	9.838%	3,750,000	3,751,676
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.988%	3,810,000	3,702,508
Carlyle US CLO Ltd.(a),(b)
Series 2019-3R Class CR
3-month Term SOFR + 3.462% Floor 3.200% 10/20/2032	8.788%	13,400,000	13,095,338
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.231%	9,300,000	9,107,881
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	6.671%	7,000,000	6,791,988
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	22,476,410	22,413,642
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	8,850,000	8,530,735
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	15,200,000	15,186,876
Exeter Automobile Receivables Trust
Series 2023-2A Class A2
11/17/2025	5.870%	9,150,000	9,149,083
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	3,000,000	3,003,116
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,446,918
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	5,500,000	5,378,632
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month Term SOFR + 1.612% 01/18/2031	6.922%	5,000,000	4,926,015
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	4,020,000	3,887,991
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	2,318,573	2,270,620
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month Term SOFR + 3.862% Floor 3.600% 01/15/2033	9.170%	5,000,000	4,939,595
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month Term SOFR + 4.362% Floor 4.000% 01/19/2034	9.582%	6,800,000	6,802,836
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.938%	14,000,000	13,735,428
2	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	1,152,484	1,133,926
Series 2023-2A Class A
06/15/2033	6.040%	10,784,803	10,750,982
Series 2023-3A Class A
09/15/2033	6.490%	13,700,000	13,724,990
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	7,288,973	7,238,861
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.988%	9,350,000	9,112,996
OHA Credit Partners XVI(a),(b)
Series 2021-16A Class A
3-month Term SOFR + 1.412% Floor 1.150% 10/18/2034	6.722%	13,280,000	13,227,318
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	13,699,357
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	2,764,002
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month Term SOFR + 7.512% Floor 7.250% 10/22/2030	12.857%	1,000,000	900,075
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,997,940	4,923,343
Series 2021-2 Class NOTE
01/25/2029	3.000%	3,348,525	3,171,542
Series 2021-5 Class A
08/15/2029	1.530%	3,008,006	2,961,407
Series 2021-HG1 Class A
01/16/2029	1.220%	2,384,544	2,288,794
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	6,199,663	6,019,732
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	9,248,910	8,633,784
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	551,708	529,613
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	3,679,401	3,615,114
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-1 Class A
07/15/2030	7.556%	10,228,195	10,234,632
Series 2023-3 Class A
12/16/2030	7.600%	18,396,436	18,476,752
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	10,598,598	9,867,556
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	6,999,321	6,979,772
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	0.000%	12,000,000	12,020,000
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	6.476%	2,949,624	2,936,966
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.320%	15,000,000	15,001,605
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	4,217,388	3,722,444
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%	12,300,000	12,303,389
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	6,992,000	6,653,996
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.940%	5,828,571	5,714,553
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	9,821,752	9,859,179
Series 2023-1A Class A
04/15/2029	7.580%	12,867,665	12,910,677
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,226,826	1,196,452
Series 2021-ST10 Class A
01/20/2030	2.250%	3,309,158	3,197,812
Series 2021-ST4 Class A
07/20/2027	2.000%	3,150,908	2,997,837
Series 2021-ST5 Class A
07/20/2027	2.000%	2,939,267	2,787,979

Columbia Total Return Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	4,381,678	4,367,195
Series 2023-2 Class A
06/20/2033	6.770%	8,900,000	8,857,083
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	9,900,000	9,390,176
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month Term SOFR + 3.412% Floor 3.150% 07/15/2034	8.720%	8,350,000	8,081,239
Total Asset-Backed Securities — Non-Agency (Cost $474,026,079)			466,843,202

Commercial Mortgage-Backed Securities - Agency 0.1%

FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	3,205,189	3,019,601
Total Commercial Mortgage-Backed Securities - Agency (Cost $3,211,932)			3,019,601

Commercial Mortgage-Backed Securities - Non-Agency 3.4%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,342,319	1,299,159
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.534%	3,000,000	2,684,856
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month Term SOFR + 2.064% Floor 1.950% 04/15/2036	7.286%	7,730,000	7,649,231
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.586%	4,790,000	4,579,433
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month Term SOFR + 2.654% Floor 2.540% 10/15/2034	7.876%	1,800,000	1,741,124
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.737%	6,850,000	6,559,506
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.137%	3,100,000	2,998,639
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587% 10/15/2036	6.923%	4,361,000	4,186,848
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	7.223%	3,801,000	3,606,520
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	7.981%	8,500,000	7,811,082
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month Term SOFR + 3.607% Floor 3.492% 11/15/2037	8.829%	3,293,018	3,224,442
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,396,487
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	4,206,317
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	2,920,858
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364% Floor 2.250% 07/15/2038	7.586%	13,019,159	12,726,415
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	3,723,699
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	4,714,357
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,149,260
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,176,257
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	733,278

4	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,704,225
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.519%	4,800,000	4,675,520
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.114% Floor 0.875% 12/15/2034	6.336%	4,555,000	4,285,860
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $114,181,723)			100,753,373

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(e)	4,518	261,908
Total Financials		261,908
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(e)	1,493	81,085
Total Industrials		81,085
Total Common Stocks (Cost $1,511,077)		342,993

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	572,000	317,174
Total Convertible Bonds (Cost $549,143)			317,174

Corporate Bonds & Notes(f) 25.7%

Aerospace & Defense 0.8%
Boeing Co. (The)
08/01/2059	3.950%	9,596,000	7,085,535
05/01/2060	5.930%	4,074,000	4,073,095
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,280,000	1,120,392
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,184,585
Raytheon Technologies Corp.
03/15/2032	2.375%	5,495,000	4,471,289
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	635,000	680,361
TransDigm, Inc.(a)
03/15/2026	6.250%	2,883,000	2,869,469
08/15/2028	6.750%	640,000	643,100
TransDigm, Inc.
06/15/2026	6.375%	668,000	661,209
11/15/2027	5.500%	512,000	484,831
01/15/2029	4.625%	50,000	44,629
Total			24,318,495
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	435,000	404,221
American Airlines, Inc.(a)
07/15/2025	11.750%	550,000	606,304
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,163,839	1,146,763
04/20/2029	5.750%	814,571	789,588
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,152,100	1,087,974
United Airlines, Inc.(a)
04/15/2026	4.375%	820,000	776,692
04/15/2029	4.625%	240,000	217,579
Total			5,029,121
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	28,267
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	960,000	965,995
Ford Motor Co.
02/12/2032	3.250%	750,000	592,642
01/15/2043	4.750%	3,582,000	2,803,190
12/08/2046	5.291%	1,500,000	1,237,041
Ford Motor Credit Co. LLC
09/08/2024	3.664%	934,000	906,086
11/13/2025	3.375%	679,000	634,869
06/10/2026	6.950%	578,000	582,638
01/09/2027	4.271%	630,000	587,985
08/17/2027	4.125%	363,000	332,202
02/16/2028	2.900%	221,000	190,042
02/10/2029	2.900%	929,000	776,018
06/10/2030	7.200%	290,000	297,926
11/13/2030	4.000%	1,330,000	1,144,934

Columbia Total Return Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	216,000	210,411
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	985,000	984,499
05/15/2027	8.500%	1,089,000	1,102,612
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	340,000	349,789
Total			13,727,146
Banking 5.5%
Ally Financial, Inc.
05/21/2024	3.875%	185,000	181,213
Subordinated
11/20/2025	5.750%	2,336,000	2,265,499
Bank of America Corp.(g)
07/23/2031	1.898%	11,485,000	9,146,758
10/20/2032	2.572%	27,137,000	22,035,307
02/04/2033	2.972%	18,480,000	15,434,625
Subordinated
09/21/2036	2.482%	1,006,000	770,519
Citigroup, Inc.(g)
01/25/2033	3.057%	11,756,000	9,812,665
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	6,082,000	4,859,826
10/21/2032	2.650%	5,411,000	4,393,021
HSBC Holdings PLC(g)
05/24/2032	2.804%	5,360,000	4,351,092
11/22/2032	2.871%	16,017,000	12,932,333
03/09/2034	6.254%	2,522,000	2,599,318
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	11,900,000	10,325,336
04/22/2032	2.580%	13,724,000	11,386,687
11/08/2032	2.545%	14,863,000	12,217,173
Morgan Stanley(g)
07/21/2032	2.239%	3,556,000	2,828,615
07/21/2034	5.424%	2,427,000	2,425,973
Subordinated
09/16/2036	2.484%	1,460,000	1,113,359
PNC Financial Services Group, Inc. (The)(g)
06/12/2029	5.582%	8,117,000	8,129,813
US Bancorp(g)
06/12/2034	5.836%	2,529,000	2,565,050
Washington Mutual Bank(c),(h),(i)
Subordinated
01/15/2015	0.000%	27,379,000	41,068
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(g)
07/25/2029	5.574%	6,865,000	6,897,852
10/30/2030	2.879%	1,254,000	1,085,050
02/11/2031	2.572%	15,658,000	13,228,031
07/25/2034	5.557%	5,795,000	5,821,483
Total			166,847,666
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	385,000	371,721
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	567,000	584,789
Hightower Holding LLC(a)
04/15/2029	6.750%	450,000	396,707
NFP Corp.(a)
08/15/2028	4.875%	471,000	426,207
08/15/2028	6.875%	2,276,000	2,016,950
10/01/2030	7.500%	640,000	627,979
Total			4,424,353
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	661,000	605,800
11/15/2029	3.875%	553,000	480,283
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	441,557
08/01/2030	6.500%	358,000	358,870
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	238,266
SRS Distribution, Inc.(a)
07/01/2028	4.625%	525,000	477,694
07/01/2029	6.125%	556,000	489,457
12/01/2029	6.000%	447,000	387,505
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,180,000	1,066,481
Total			4,545,913
Cable and Satellite 1.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	371,506
06/01/2029	5.375%	233,000	213,160
03/01/2030	4.750%	862,000	746,027
08/15/2030	4.500%	1,140,000	964,389
02/01/2031	4.250%	194,000	159,266
02/01/2032	4.750%	619,000	512,748
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,448,000	1,995,588

6	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	1,612,655
12/01/2061	4.400%	9,591,000	6,426,225
06/30/2062	3.950%	11,685,000	7,155,856
04/01/2063	5.500%	1,076,000	862,045
CSC Holdings LLC
06/01/2024	5.250%	586,000	546,729
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	534,229
01/15/2030	5.750%	402,000	208,373
12/01/2030	4.125%	941,000	680,348
12/01/2030	4.625%	241,000	121,567
02/15/2031	3.375%	961,000	663,539
11/15/2031	5.000%	159,000	80,484
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	366,000	330,376
DISH DBS Corp.
07/01/2026	7.750%	799,000	516,823
06/01/2029	5.125%	1,341,000	676,046
DISH Network Corp.(a)
11/15/2027	11.750%	1,492,000	1,501,830
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	807,000	655,570
09/15/2028	6.500%	260,000	157,249
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	411,000	370,264
08/01/2027	5.000%	347,000	322,397
07/15/2028	4.000%	813,000	707,529
07/01/2030	4.125%	244,000	200,923
Videotron Ltd.(a)
06/15/2029	3.625%	4,632,000	4,030,137
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	444,686
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	291,953
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,165,000	946,825
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	373,000	293,683
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	311,583
Ziggo BV(a)
01/15/2030	4.875%	1,110,000	938,773
Total			36,551,381
Chemicals 0.4%
Avient Corp.(a)
08/01/2030	7.125%	544,000	548,457
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	190,573
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	408,000	389,056
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,280,985
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	695,000	635,885
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	546,289
HB Fuller Co.
10/15/2028	4.250%	633,000	567,567
Herens Holdco Sarl(a)
05/15/2028	4.750%	949,000	733,746
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	829,000	757,659
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	675,931
Ingevity Corp.(a)
11/01/2028	3.875%	652,000	564,631
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	305,000	303,607
Iris Holdings, Inc.(a),(j)
02/15/2026	8.750%	188,000	176,578
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	568,000	456,639
11/15/2028	9.750%	1,134,000	1,096,889
10/01/2029	6.250%	742,000	547,888
SPCM SA(a)
03/15/2027	3.125%	190,000	170,484
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	284,000	211,130
WR Grace Holdings LLC(a)
06/15/2027	4.875%	836,000	789,963
08/15/2029	5.625%	1,743,000	1,471,815
03/01/2031	7.375%	159,000	159,074
Total			12,274,846
Construction Machinery 0.3%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,585,000	2,268,924
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	83,577
John Deere Capital Corp.
07/14/2028	4.950%	5,428,000	5,463,501
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	135,000	136,827
03/15/2031	7.750%	325,000	339,809

Columbia Total Return Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
05/15/2027	5.500%	179,000	176,021
02/15/2031	3.875%	194,000	167,121
01/15/2032	3.750%	203,000	171,867
Total			8,807,647
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
07/15/2029	5.750%	98,000	85,132
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,119,000	973,728
12/01/2028	6.125%	765,000	659,095
ASGN, Inc.(a)
05/15/2028	4.625%	268,000	247,154
Match Group, Inc.(a)
12/15/2027	5.000%	348,000	329,686
06/01/2028	4.625%	682,000	631,561
Staples, Inc.(a)
04/15/2026	7.500%	278,000	229,099
Uber Technologies, Inc.(a)
05/15/2025	7.500%	463,000	469,470
09/15/2027	7.500%	327,000	333,767
01/15/2028	6.250%	1,129,000	1,126,225
08/15/2029	4.500%	2,043,000	1,887,949
Total			6,972,866
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,565,000	1,481,755
Mattel, Inc.(a)
04/01/2026	3.375%	166,000	154,359
12/15/2027	5.875%	300,000	294,481
04/01/2029	3.750%	765,000	684,069
Mattel, Inc.
10/01/2040	6.200%	925,000	869,290
11/01/2041	5.450%	28,000	24,198
Newell Brands, Inc.
06/01/2025	4.875%	371,000	358,905
09/15/2027	6.375%	215,000	211,280
09/15/2029	6.625%	304,000	304,391
Prestige Brands, Inc.(a)
01/15/2028	5.125%	214,000	204,426
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	618,000	558,589
07/15/2030	5.500%	226,000	206,992
03/15/2031	3.875%	247,000	203,850
Total			5,556,585
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,130,048
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	348,832
01/01/2031	9.500%	117,000	126,185
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,525,000	1,517,773
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,444,000	1,435,134
Madison IAQ LLC(a)
06/30/2028	4.125%	741,000	659,695
06/30/2029	5.875%	587,000	492,536
Resideo Funding, Inc.(a)
09/01/2029	4.000%	757,000	643,042
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	751,000	702,436
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,091,000	1,103,384
06/15/2028	7.250%	287,000	293,035
Total			14,452,100
Electric 1.4%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	2,771,208
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	1,016,000	841,802
01/15/2032	3.750%	956,000	782,468
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,500,299
Duke Energy Ohio, Inc.
04/01/2053	5.650%	860,000	883,586
Edison International
11/15/2028	5.250%	7,275,000	7,170,795
Emera US Finance LP
06/15/2046	4.750%	7,655,000	6,164,823
FirstEnergy Corp.
03/01/2050	3.400%	1,537,000	1,049,988
Georgia Power Co.
03/15/2042	4.300%	2,286,000	1,974,163
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	135,000	120,032
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	969,513
09/15/2027	4.500%	171,000	159,989
NRG Energy, Inc.
01/15/2028	5.750%	384,000	365,689

8	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	150,581
06/15/2029	5.250%	274,000	247,168
02/15/2032	3.875%	2,283,000	1,765,897
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,055,000	7,248,892
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	120,073
PG&E Corp.
07/01/2028	5.000%	80,000	74,010
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	494,000	437,195
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	65,825
02/15/2027	5.625%	209,000	202,091
07/31/2027	5.000%	712,000	669,892
05/01/2029	4.375%	1,377,000	1,215,674
Total			41,951,653
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	95,000	95,587
GFL Environmental, Inc.(a)
08/01/2025	3.750%	852,000	814,267
12/15/2026	5.125%	274,000	266,658
08/01/2028	4.000%	343,000	306,981
09/01/2028	3.500%	299,000	266,176
06/15/2029	4.750%	504,000	459,384
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,255,000	1,187,608
Total			3,396,661
Finance Companies 0.4%
Navient Corp.
06/25/2025	6.750%	79,000	78,138
06/15/2026	6.750%	579,000	564,612
03/15/2027	5.000%	508,000	459,758
OneMain Finance Corp.
01/15/2027	3.500%	725,000	628,453
01/15/2029	9.000%	426,000	432,855
09/15/2030	4.000%	428,000	336,718
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	524,000	464,127
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,049,000	1,744,732
03/01/2031	3.875%	975,000	802,564
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	5,070,000	4,045,859
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	840,000	837,505
03/15/2025	6.875%	181,000	180,287
11/15/2029	5.375%	40,000	34,608
Total			10,610,216
Food and Beverage 0.9%
Bacardi Ltd.(a)
05/15/2048	5.300%	9,130,000	8,485,761
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,379,659
Constellation Brands, Inc.
05/01/2033	4.900%	7,848,000	7,657,406
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	720,000	709,761
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,199,000	1,136,426
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	954,016
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	422,000	372,427
01/31/2032	4.375%	421,000	370,533
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	491,000	485,100
Post Holdings, Inc.(a)
03/01/2027	5.750%	622,000	609,241
04/15/2030	4.625%	624,000	550,053
09/15/2031	4.500%	864,000	736,056
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,247,000	1,094,823
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,037,000	863,073
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	275,000	233,780
US Foods, Inc.(a)
04/15/2025	6.250%	379,000	379,762
02/15/2029	4.750%	585,000	538,399
06/01/2030	4.625%	328,000	294,987
Total			27,851,263
Gaming 0.4%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	313,158
Boyd Gaming Corp.(a)
06/15/2031	4.750%	497,000	444,966
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,823,000	1,604,673
02/15/2030	7.000%	969,000	978,685

Columbia Total Return Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Churchill Downs, Inc.(a)
01/15/2028	4.750%		656,000	606,107
05/01/2031	6.750%		310,000	302,996
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%		501,000	505,715
07/01/2025	6.250%		1,369,000	1,360,220
07/01/2027	8.125%		769,000	789,571
International Game Technology PLC(a)
02/15/2025	6.500%		200,000	200,323
04/15/2026	4.125%		352,000	334,336
MGM Resorts International
05/01/2025	6.750%		2,000,000	2,008,075
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		408,000	362,440
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		355,000	335,080
07/01/2029	4.125%		373,000	308,269
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		680,000	602,890
Scientific Games International, Inc.(a)
07/01/2025	8.625%		122,000	124,600
05/15/2028	7.000%		88,000	87,656
11/15/2029	7.250%		406,000	405,811
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		137,000	134,281
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		165,000	149,502
Total				11,959,354
Health Care 1.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		195,000	186,767
04/15/2029	5.000%		669,000	620,849
AdaptHealth LLC(a)
08/01/2029	4.625%		138,000	113,536
03/01/2030	5.125%		686,000	569,975
Avantor Funding, Inc.(a)
07/15/2028	4.625%		326,000	302,554
11/01/2029	3.875%		858,000	750,993
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	890,000	616,701
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		106,000	88,510
04/01/2030	3.500%		498,000	416,147
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		28,000	25,863
03/15/2029	3.750%		215,000	190,277
03/15/2031	4.000%		185,000	161,224
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	422,000	279,929
05/15/2030	5.250%	1,921,000	1,536,762
02/15/2031	4.750%	307,000	232,719
CVS Health Corp.
07/20/2045	5.125%	3,775,000	3,469,696
Encompass Health Corp.
02/01/2028	4.500%	422,000	391,761
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	3,190,000	3,250,778
HCA, Inc.
06/15/2026	5.250%	293,000	290,412
06/01/2028	5.200%	15,175,000	15,048,797
HCA, Inc.(a)
03/15/2027	3.125%	484,000	446,152
03/15/2052	4.625%	7,825,000	6,421,988
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	281,000	258,946
IQVIA, Inc.(a)
10/15/2026	5.000%	653,000	634,637
05/15/2030	6.500%	294,000	296,895
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	135,000	118,294
10/01/2029	5.250%	1,964,000	1,743,910
Select Medical Corp.(a)
08/15/2026	6.250%	1,178,000	1,167,970
Tenet Healthcare Corp.
01/01/2026	4.875%	220,000	212,971
02/01/2027	6.250%	389,000	381,620
11/01/2027	5.125%	521,000	494,793
06/15/2028	4.625%	846,000	783,109
10/01/2028	6.125%	1,164,000	1,109,126
06/01/2029	4.250%	84,000	75,277
01/15/2030	4.375%	633,000	564,865
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	229,000	228,325
Total			43,483,128
Healthcare Insurance 0.7%
Aetna, Inc.
11/15/2042	4.125%	972,000	794,872
08/15/2047	3.875%	529,000	406,050
Centene Corp.
02/15/2030	3.375%	615,000	530,027
10/15/2030	3.000%	14,096,000	11,794,665
08/01/2031	2.625%	4,372,000	3,494,823
UnitedHealth Group, Inc.
02/15/2030	5.300%	2,903,000	2,978,124
Total			19,998,561

10	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	277,000	277,054
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,914,000	1,712,609
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	692,000	630,559
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	81,796
Total			2,702,018
Independent Energy 0.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	526,000	533,155
Callon Petroleum Co.
07/01/2026	6.375%	812,000	796,810
Callon Petroleum Co.(a)
08/01/2028	8.000%	215,000	218,435
06/15/2030	7.500%	210,000	203,818
Centennial Resource Production LLC(a)
04/01/2027	6.875%	121,000	120,181
CNX Resources Corp.(a)
03/14/2027	7.250%	29,000	28,970
01/15/2029	6.000%	305,000	285,329
01/15/2031	7.375%	880,000	872,831
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,930,000	1,840,543
Comstock Resources, Inc.(a)
03/01/2029	6.750%	191,000	178,224
01/15/2030	5.875%	286,000	253,194
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	973,000	960,557
05/01/2029	5.000%	1,697,000	1,596,666
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	213,000	207,698
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	21,059
02/01/2029	5.750%	264,000	244,467
04/15/2030	6.000%	300,000	276,895
02/01/2031	6.000%	282,000	256,845
04/15/2032	6.250%	334,000	304,187
Matador Resources Co.
09/15/2026	5.875%	422,000	410,659
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	318,517
Occidental Petroleum Corp.
09/01/2030	6.625%	896,000	939,642
01/01/2031	6.125%	908,000	929,304
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2029	5.375%	144,000	136,046
02/01/2032	4.750%	1,327,000	1,179,910
Total			13,113,942
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	2,315,000	1,653,898
Leisure 0.3%
Carnival Corp.(a)
03/01/2026	7.625%	862,000	849,968
03/01/2027	5.750%	1,866,000	1,725,606
08/01/2028	4.000%	623,000	553,365
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	461,000	502,351
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	342,000	322,881
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	651,000	643,793
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	334,000	323,278
Cinemark USA, Inc.(a)
05/01/2025	8.750%	55,000	55,799
03/15/2026	5.875%	530,000	501,766
07/15/2028	5.250%	262,000	230,204
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	336,549
NCL Corp., Ltd.(a)
02/15/2029	7.750%	104,000	99,574
NCL Finance Ltd.(a)
03/15/2028	6.125%	113,000	102,829
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	675,000	627,826
08/31/2026	5.500%	657,000	630,885
07/15/2027	5.375%	266,000	252,949
01/15/2029	8.250%	400,000	417,752
01/15/2030	7.250%	675,000	683,351
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	797,000	762,109
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	31,000	31,146
Viking Cruises Ltd.(a)
02/15/2029	7.000%	290,000	273,863
07/15/2031	9.125%	344,000	353,074
Total			10,280,918

Columbia Total Return Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		2,100,000	2,026,600
Voya Financial, Inc.
06/15/2046	4.800%		82,000	66,246
Total				2,092,846
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		61,000	60,522
05/01/2028	5.750%		67,000	66,018
02/15/2032	3.625%		253,000	212,157
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%		188,000	162,742
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		312,000	287,626
Total				789,065
Media and Entertainment 1.1%
Cengage Learning, Inc.(a)
06/15/2024	9.500%		30,000	30,102
Clear Channel International BV(a)
08/01/2025	6.625%		289,000	288,134
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		716,000	598,271
06/01/2029	7.500%		1,217,000	964,491
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		847,000	778,042
iHeartCommunications, Inc.
05/01/2026	6.375%		772,634	668,765
05/01/2027	8.375%		1,211,507	828,343
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		846,000	650,148
Meta Platforms, Inc.
05/15/2063	5.750%		5,878,000	6,088,292
Netflix, Inc.
05/15/2029	4.625%	EUR	1,696,000	1,904,771
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		972,000	894,912
01/15/2029	4.250%		139,000	117,694
03/15/2030	4.625%		764,000	638,812
Playtika Holding Corp.(a)
03/15/2029	4.250%		600,000	529,452
Roblox Corp.(a)
05/01/2030	3.875%		469,000	396,651
Univision Communications, Inc.(a),(k)
08/15/2028	8.000%		214,000	215,599
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
05/01/2029	4.500%	243,000	210,889
06/30/2030	7.375%	540,000	525,843
Warnermedia Holdings, Inc.
03/15/2062	5.391%	21,129,000	17,165,243
Total			33,494,454
Metals and Mining 0.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	98,624
10/01/2031	5.125%	777,000	698,328
Commercial Metals Co.
02/15/2031	3.875%	60,000	51,983
Constellium NV(a)
02/15/2026	5.875%	614,000	606,663
Constellium SE(a)
06/15/2028	5.625%	988,000	943,011
04/15/2029	3.750%	1,309,000	1,139,037
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	441,000	421,935
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	83,000	74,441
06/01/2031	4.500%	507,000	415,515
Novelis Corp.(a)
11/15/2026	3.250%	256,000	232,696
01/30/2030	4.750%	554,000	497,444
08/15/2031	3.875%	309,000	258,610
Total			5,438,287
Midstream 1.5%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	451,000	391,787
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	96,000	94,192
DT Midstream, Inc.(a)
06/15/2029	4.125%	891,000	790,111
06/15/2031	4.375%	626,000	544,552
EQM Midstream Partners LP(a)
07/01/2025	6.000%	106,000	105,289
07/01/2027	6.500%	281,000	279,609
01/15/2029	4.500%	315,000	287,751
01/15/2031	4.750%	1,099,000	980,405
EQM Midstream Partners LP
07/15/2048	6.500%	2,965,000	2,707,202
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,097,831
Hess Midstream Operations LP(a)
02/15/2030	4.250%	202,000	177,548

12	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	246,000	244,760
02/01/2028	5.000%	486,000	456,104
ITT Holdings LLC(a)
08/01/2029	6.500%	324,000	279,035
Kinder Morgan, Inc.
02/15/2046	5.050%	2,270,000	1,976,464
08/01/2052	5.450%	5,818,000	5,371,674
MPLX LP
03/14/2052	4.950%	1,972,000	1,674,903
NuStar Logistics LP
10/01/2025	5.750%	832,000	820,481
06/01/2026	6.000%	191,000	188,432
04/28/2027	5.625%	111,000	107,806
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,015,000	8,765,459
Sunoco LP/Finance Corp.
04/15/2027	6.000%	779,000	771,735
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	868,000	758,833
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,179,000	1,021,818
08/15/2031	4.125%	3,380,000	2,867,649
11/01/2033	3.875%	6,510,000	5,276,488
Western Midstream Operating LP(g)
02/01/2050	5.250%	5,215,000	4,431,630
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,979,000	1,789,231
Total			46,258,779
Natural Gas 0.2%
NiSource, Inc.
05/15/2047	4.375%	6,069,000	5,106,769
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	67,000	63,614
Nabors Industries Ltd.(a)
01/15/2026	7.250%	650,000	625,383
Nabors Industries, Inc.(a)
05/15/2027	7.375%	285,000	278,561
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	734,000	761,104
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	102,029
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
06/01/2028	8.125%		249,000	253,137
06/01/2031	8.375%		921,000	934,747
Total				3,018,575
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%		224,000	192,717
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		555,000	477,701
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	1,680,000	1,516,461
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		531,000	508,518
02/01/2027	4.250%		893,000	803,845
06/15/2029	4.750%		2,141,000	1,804,209
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		256,000	236,894
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		311,000	271,650
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		181,000	184,230
02/15/2029	4.500%		156,000	138,944
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		219,000	202,594
09/15/2029	4.000%		241,000	201,931
Service Properties Trust
03/15/2024	4.650%		147,000	145,052
Total				6,492,029
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		958,000	944,444
09/01/2029	4.000%		1,215,000	993,779
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		1,004,000	940,690
Ball Corp.
06/15/2029	6.000%		652,000	652,000
Berry Global, Inc.(a)
04/15/2028	5.500%		1,470,000	1,452,972
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		147,000	136,546
Canpack SA/US LLC(a)
11/15/2029	3.875%		755,000	611,865

Columbia Total Return Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	799,000	758,958
08/15/2027	8.500%	373,000	359,513
Total			6,850,767
Pharmaceuticals 2.2%
1375209 BC Ltd.(a)
01/30/2028	9.000%	123,000	123,375
AbbVie, Inc.
06/15/2044	4.850%	7,310,000	6,775,848
Amgen, Inc.
03/02/2063	5.750%	26,568,000	26,706,684
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%	43,000	27,354
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	337,000	296,791
Organon Finance 1 LLC(a)
04/30/2028	4.125%	726,000	650,689
04/30/2031	5.125%	1,252,000	1,061,069
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	10,580,000	10,510,268
05/19/2043	5.110%	8,522,000	8,449,147
05/19/2063	5.340%	10,727,000	10,759,500
Total			65,360,725
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	431,428
10/15/2027	6.750%	786,000	747,526
04/15/2028	6.750%	1,147,000	1,140,987
11/01/2029	5.875%	1,796,000	1,592,829
AssuredPartners, Inc.(a)
08/15/2025	7.000%	1,065,000	1,052,916
01/15/2029	5.625%	1,290,000	1,123,431
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	5,045,000	4,127,575
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	683,000	609,030
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	184,238
HUB International Ltd.(a)
05/01/2026	7.000%	331,000	330,328
12/01/2029	5.625%	1,716,000	1,530,653
HUB International, Ltd.(a)
06/15/2030	7.250%	1,613,000	1,646,208
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	87,000	77,134
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
05/01/2025	6.875%	1,115,000	1,113,362
Total			15,707,645
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	755,000	751,127
10/15/2030	4.000%	547,000	469,259
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	636,000	546,101
IRB Holding Corp.(a)
06/15/2025	7.000%	1,015,000	1,019,965
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	190,826
04/01/2032	5.375%	507,000	479,819
Total			3,457,097
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	131,000	116,162
02/15/2032	5.000%	905,000	789,410
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	134,895
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	267,885
02/15/2031	9.000%	273,000	279,251
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	29,545
10/01/2030	6.625%	789,000	762,087
L Brands, Inc.
06/15/2029	7.500%	63,000	63,815
11/01/2035	6.875%	135,000	125,227
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	254,000	221,665
08/01/2031	8.250%	414,000	420,641
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	279,391
Lowe’s Companies, Inc.
04/01/2062	4.450%	2,360,000	1,899,173
09/15/2062	5.800%	11,795,000	11,708,556
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	372,074
02/15/2029	7.750%	628,000	612,833
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	657,000	515,919
Total			18,598,529

14	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	77,308
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	841,000	782,292
01/15/2027	4.625%	688,000	652,113
Total			1,511,713
Technology 1.0%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	181,000	165,575
Block, Inc.
06/01/2026	2.750%	151,000	138,093
06/01/2031	3.500%	214,000	179,275
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	63,000	63,630
Broadcom, Inc.(a)
11/15/2036	3.187%	9,347,000	7,056,400
Camelot Finance SA(a)
11/01/2026	4.500%	657,000	619,819
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	224,936
07/01/2029	4.875%	1,249,000	1,109,431
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	872,000	781,479
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,286,000	1,111,482
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	161,171
Entegris Escrow Corp.(a)
04/15/2029	4.750%	236,000	220,294
06/15/2030	5.950%	1,139,000	1,091,721
Gartner, Inc.(a)
07/01/2028	4.500%	137,000	128,142
HealthEquity, Inc.(a)
10/01/2029	4.500%	669,000	598,013
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	749,000	650,703
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	730,000	636,396
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	129,582
09/15/2029	4.875%	42,000	37,905
07/15/2030	5.250%	517,000	467,956
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,160,000	665,891
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	991,000	840,144
NCR Corp.(a)
09/01/2027	5.750%	91,000	91,643
10/01/2028	5.000%	516,000	467,622
04/15/2029	5.125%	679,000	607,679
09/01/2029	6.125%	184,000	187,006
10/01/2030	5.250%	235,000	207,866
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	957,000	880,324
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	965,659
01/15/2033	5.000%	3,969,000	3,814,064
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,485,000	1,337,422
PTC, Inc.(a)
02/15/2025	3.625%	149,000	143,929
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	9,000	8,471
Seagate HDD Cayman(a)
12/15/2029	8.250%	336,000	351,923
07/15/2031	8.500%	374,000	391,618
Sensata Technologies BV(a)
09/01/2030	5.875%	496,000	477,289
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	606,000	571,929
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	192,000	193,421
Verscend Escrow Corp.(a)
08/15/2026	9.750%	497,000	497,465
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,281,000	1,101,832
Total			29,375,200
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	10,874,000	10,618,463
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	207,538
Altice France SA(a)
02/01/2027	8.125%	85,000	69,518
01/15/2028	5.500%	830,000	610,092
07/15/2029	5.125%	881,000	617,726
10/15/2029	5.500%	975,000	692,063
American Tower Corp.
08/15/2029	3.800%	3,505,000	3,212,196

Columbia Total Return Bond Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
02/15/2027	3.875%	375,000	345,414
02/01/2029	3.125%	576,000	485,641
Sprint Corp.
06/15/2024	7.125%	669,000	675,237
02/15/2025	7.625%	741,000	757,899
T-Mobile US, Inc.
02/15/2031	2.875%	18,247,000	15,489,765
04/15/2031	3.500%	2,030,000	1,786,992
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,220,000	1,012,669
07/15/2031	4.750%	1,477,000	1,249,509
Total			27,212,259
Wirelines 0.2%
AT&T, Inc.
03/01/2029	4.350%	905,000	861,639
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	577,400
03/15/2031	8.625%	576,000	551,865
Iliad Holding SAS(a)
10/15/2026	6.500%	1,160,000	1,110,351
10/15/2028	7.000%	1,654,000	1,552,805
Verizon Communications, Inc.
03/21/2031	2.550%	1,050,000	870,667
Total			5,524,727
Total Corporate Bonds & Notes (Cost $868,662,972)			777,610,377

Foreign Government Obligations(l) 2.2%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	72,204
06/01/2027	5.250%	445,000	400,661
05/15/2029	4.250%	441,000	365,574
Total			838,439
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	2,968,268
04/22/2032	3.250%	2,860,000	2,190,473
05/15/2049	5.200%	4,442,000	3,238,224
Total			8,396,965
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	776,259
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	2,636,832
01/31/2047	8.500%	1,015,000	591,074
Total			3,227,906
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	1,980,548
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	342,000	335,187
05/15/2030	5.450%	1,700,000	1,659,353
Total			1,994,540
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,515,132
Mexico 0.8%
Petroleos Mexicanos
03/13/2027	6.500%	5,751,000	5,111,917
02/12/2028	5.350%	3,007,000	2,470,153
09/21/2047	6.750%	14,016,000	8,982,669
01/23/2050	7.690%	2,000,000	1,393,367
01/28/2060	6.950%	11,185,000	7,126,035
Total			25,084,141
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,353,241
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,314,734
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	4,804,426
Total			7,119,160
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a),(m)
02/06/2028	4.950%	1,320,000	989,225
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	2,550,000	2,356,333
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,994,000	1,494,776

16	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2034	7.375%	800,000	235,794
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,466,473
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,875,436
Total			7,341,909
Total Foreign Government Obligations (Cost $83,825,911)			66,704,368

Residential Mortgage-Backed Securities - Agency 32.7%

Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	43,787	42,738
12/01/2046- 08/01/2052	3.500%	49,155,245	44,657,897
12/01/2051	2.500%	21,291,811	18,126,823
02/01/2052- 05/01/2052	3.000%	70,428,188	61,803,018
03/01/2052	2.000%	28,280,084	22,903,377
02/01/2053	4.500%	26,281,907	25,249,755
Federal Home Loan Mortgage Corp.(n)
09/01/2049	3.000%	4,580,370	4,037,985
Federal Home Loan Mortgage Corp.(b),(o)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 6.014% Cap 5.900% 09/15/2041	0.947%	196,343	14,600
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 08/15/2042	1.097%	602,868	56,292
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	613,012	30,870
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 08/25/2049	1.096%	10,424,249	1,046,851
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 06/25/2048	1.096%	4,924,737	562,830
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 09/15/2042	1.097%	785,564	71,928
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 6.084% Cap 5.970% 08/15/2043	1.017%	384,869	33,675
Federal Home Loan Mortgage Corp.(o)
CMO Series 4176 Class BI
03/15/2043	3.500%	738,982	98,089
Federal Home Loan Mortgage Corp. REMICS(b),(o)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 07/15/2047	1.197%	20,006,662	2,224,625
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	1.096%	36,951,829	3,717,509
Federal Home Loan Mortgage Corp. REMICS(o)
CMO Series 5034 Class GI
11/25/2050	2.500%	18,721,172	2,749,880
CMO Series 5078 Class TI
02/25/2051	2.500%	24,033,418	3,738,732
CMO Series 5187 Class IK
01/25/2052	3.000%	22,721,282	4,300,368
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	4.665%	2,350	2,294
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	6.055%	46,835	46,365
Federal National Mortgage Association(n)
08/01/2043- 02/01/2048	4.000%	9,224,021	8,814,321
04/01/2049- 11/01/2051	3.000%	34,200,509	30,245,263
Federal National Mortgage Association
06/01/2045- 05/01/2052	3.500%	83,306,446	75,914,574
09/01/2048- 07/01/2052	4.000%	21,455,210	20,460,030
11/01/2049- 04/01/2052	3.000%	42,385,455	37,277,678
01/01/2052- 04/01/2052	2.500%	49,790,796	42,041,964

Columbia Total Return Bond Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2052	5.000%	23,750,412	23,456,101
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,928,435	4,454,366
Federal National Mortgage Association(b),(o)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 6.014% Cap 5.900% 10/25/2043	0.946%	1,931,726	176,839
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 01/25/2045	1.196%	1,158,146	125,567
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 06/25/2046	1.046%	868,937	79,390
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 08/25/2046	1.046%	3,741,674	382,728
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 08/25/2046	1.046%	8,495,476	881,457
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 01/25/2048	1.196%	4,210,334	511,542
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2047	1.146%	3,642,124	400,548
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 07/25/2047	1.196%	3,205,192	393,470
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 07/25/2047	1.196%	6,693,360	847,614
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.314% Cap 6.200% 09/25/2048	1.246%	4,497,832	480,707
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.314% Cap 6.200% 09/25/2048	1.246%	3,384,337	391,018
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 10/25/2048	1.196%	6,261,472	652,368
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 07/25/2049	1.096%	15,178,580	1,513,966
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 08/25/2049	1.096%	27,276,575	2,684,555
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/25/2049	1.096%	9,578,945	1,030,579
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 11/25/2049	1.096%	8,217,058	1,081,989
Federal National Mortgage Association(o)
CMO Series 429 Class C3
09/25/2052	2.500%	35,197,682	5,512,591
Federal National Mortgage Association REMICS(b),(o)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 04/25/2043	1.196%	17,899,930	1,865,311
CMO Series 2023-11 Class SB
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 04/25/2053	0.484%	26,091,384	813,754
Freddie Mac REMICS(o)
CMO Series 5123 Class IG
08/25/2048	2.500%	14,524,899	1,890,991

18	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5152 Class XI
11/25/2050	2.500%	40,204,705	5,139,983
CMO Series 5287 Class NI
05/25/2051	3.500%	20,899,734	4,011,480
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.519%	5,000,000	4,884,227
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	2.625%	2,214	2,175
Government National Mortgage Association
12/15/2038- 01/15/2039	6.000%	28,618	29,613
02/15/2039	5.500%	15,763	16,061
10/15/2040- 04/15/2041	4.000%	413,176	397,394
Government National Mortgage Association(n)
04/20/2048	4.500%	3,505,014	3,419,778
Government National Mortgage Association(o)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,445,189	405,654
CMO Series 2020-175 Class KI
11/20/2050	2.500%	23,920,935	3,255,044
CMO Series 2020-189 Class HI
12/20/2050	3.000%	29,792,495	4,353,446
CMO Series 2020-191 Class UG
12/20/2050	3.500%	16,065,472	2,568,319
CMO Series 2021-119 Class QI
07/20/2051	3.000%	21,225,174	3,009,023
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	37,146,114	5,569,922
CMO Series 2021-16 Class KI
01/20/2051	2.500%	21,435,129	2,914,639
CMO Series 2021-89 Class IO
05/20/2051	3.000%	23,109,838	3,319,546
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	13,904,272	1,736,866
Government National Mortgage Association(b),(o)
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 09/20/2046	0.731%	23,095,925	2,620,154
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2047	0.831%	9,377,870	1,391,055
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2047	0.831%	4,442,097	363,940
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 09/20/2047	0.831%	17,077,297	1,870,111
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 10/20/2047	0.831%	5,640,061	568,333
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 10/20/2047	0.831%	21,897,902	2,055,920
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 11/20/2047	0.831%	2,290,910	207,345
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 03/20/2047	0.781%	3,375,860	317,980
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2048	0.831%	3,247,206	323,037
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2048	0.831%	4,048,082	395,645
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.364% Cap 6.250% 09/20/2048	0.881%	5,213,269	367,069

Columbia Total Return Bond Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 10/20/2048	0.831%	4,111,947	398,143
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 10/20/2048	0.781%	2,881,634	266,361
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 11/20/2045	0.831%	24,236,668	2,522,642
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 01/20/2048	0.831%	8,041,338	819,978
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 11/20/2048	0.781%	6,857,210	651,916
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 06/20/2048	0.831%	4,191,757	351,489
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 06/20/2048	0.831%	5,363,706	399,082
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 07/20/2048	0.831%	4,006,292	374,527
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 6.114% Cap 6.000% 02/20/2049	0.631%	6,498,048	608,175
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 01/20/2049	0.781%	4,663,108	447,891
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 05/20/2049	0.781%	5,129,475	491,841
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 05/20/2049	0.681%	5,006,569	483,929
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 07/20/2049	0.781%	4,521,335	406,595
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 07/20/2049	0.781%	7,337,695	752,911
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.681%	3,530,654	372,414
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 05/20/2050	0.781%	6,208,434	583,486
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 09/20/2050	0.831%	26,167,534	2,954,833
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.232%	23,459,452	2,942,962
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.432%	30,731,501	2,822,267
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2047	0.831%	22,431,160	2,373,634

20	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 09/20/2049	0.731%	35,024,567	3,402,027
Government National Mortgage Association TBA(k)
08/21/2053	4.000%	96,000,000	90,420,000
08/21/2053	4.500%	50,000,000	48,095,703
08/21/2053	5.000%	75,000,000	73,488,281
Uniform Mortgage-Backed Security TBA(k)
08/17/2038	3.000%	32,000,000	29,775,000
08/14/2053	4.000%	62,000,000	57,875,547
08/14/2053	4.500%	26,000,000	24,891,953
08/14/2053	5.000%	128,000,000	125,035,000
Total Residential Mortgage-Backed Securities - Agency (Cost $1,032,382,531)			989,420,128

Residential Mortgage-Backed Securities - Non-Agency 26.0%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	6,461,316	6,109,973
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	2,856,525	2,802,135
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1C
1-month Term SOFR + 2.114% Floor 2.000% 04/25/2029	7.413%	3,107,625	3,111,134
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	8.250%	10,964,000	11,167,309
CMO Series 2019-4A Class M1C
1-month Term SOFR + 2.614% Floor 2.500% 10/25/2029	7.913%	2,101,265	2,106,983
CMO Series 2020-4A Class M2B
1-month Term SOFR + 3.714% Floor 3.600% 06/25/2030	9.013%	2,406,758	2,406,480
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	6.567%	8,000,000	7,987,798
Subordinated CMO Series 2018-3A Class B1
1-month Term SOFR + 4.014% Floor 3.900% 10/25/2028	9.313%	6,000,000	6,104,827
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	6,960,844	6,657,749
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	4,355,073	4,355,073
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	15,300,000	15,300,000
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	10,000,000	10,000,000
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-3 Class A1
05/25/2067	5.000%	14,634,169	14,026,820
CMO Series 2022-5 Class A1
01/25/2058	6.000%	8,034,292	7,839,405
CMO Series 2023-3 Class A1
07/25/2058	7.100%	16,331,438	16,273,601
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	3,375,582	3,241,069
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	7,197,810	5,592,040
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,309,248
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	5,929,348
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	7.334%	3,380,171	3,395,743
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.969%	15,000,000	14,798,595
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.069%	19,800,000	19,872,975
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,676,173	1,412,748
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.501%	13,385,527	13,377,231

Columbia Total Return Bond Fund | First Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	12,102,384	11,674,460
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	6,566,580
CMO Series 2021-4 Class A1
11/25/2066	1.931%	6,301,096	5,302,564
CMO Series 2021-4 Class A3
11/25/2066	2.239%	6,537,387	5,513,657
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month Term SOFR + 4.114% Floor 4.000% 11/25/2028	9.413%	3,000,000	3,133,350
Subordinated CMO Series 2020-1 Class M1B
1-month Term SOFR + 1.564% 01/25/2030	6.863%	5,853,789	5,854,160
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,178,036
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	9,063,204
Freddie Mac STACR(b)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	7,329,890	7,174,321
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.617%	6,042,105	5,746,183
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.719%	3,259,670	3,260,538
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.319%	11,632,361	11,592,008
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.919%	7,900,000	7,743,858
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.319%	16,582,000	17,664,753
CMO Series 2023-HQA1 Class M1B
30-day Average SOFR + 3.500% 05/25/2043	8.567%	6,000,000	6,186,607
Subordinated CMO Series 2020-HQA3 Class B1
30-day Average SOFR + 5.864% 07/25/2050	10.934%	6,891,226	7,499,732
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.569%	16,000,000	14,812,830
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.069%	9,400,000	9,048,845
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
30-day Average SOFR + 2.814% 10/25/2049	7.884%	8,625,000	8,646,562
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.184%	7,266,995	6,892,615
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.669%	8,485,726	8,620,818
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.069%	8,500,000	8,897,936
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	13.569%	8,750,000	9,235,421
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	6,978,885	6,344,917
GCAT Trust(a),(d)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,017,008
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,238,655
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,106,641
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.967%	18,000,000	17,790,262
Glebe Funding Trust (The)(a),(c)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	11,513,506	10,678,776
Home Re Ltd.(a),(b)
Subordinated CMO Series 2019-1 Class B1
1-month Term SOFR + 4.464% 05/25/2029	9.763%	7,323,000	7,280,212
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	1,151,339	1,128,148

22	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,594,303	2,957,562
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	5,425,706	4,954,964
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,357,191	4,039,131
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	7,400,755	6,819,992
MFA Trust(a),(d)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,354,315
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	10,282,651
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	8,117,990	7,975,091
Mortgage Acquisition Trust I LLC(a),(c)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	4,587,418	4,151,613
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	8,137,091	8,041,930
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,514,235	2,337,010
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.119%	3,298,929	3,296,170
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/25/2025	9.180%	2,239,650	2,224,060
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	8.263%	26,000,000	25,986,896
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.063%	38,450,000	38,115,485
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	9,432,972	8,878,175
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	10,613,500	10,057,040
CMO Series 2021-2 Class A1
03/25/2026	2.115%	4,142,622	3,916,371
CMO Series 2021-3 Class A1
04/25/2026	1.867%	11,630,770	10,945,680
CMO Series 2021-7 Class A1
08/25/2026	1.867%	5,831,510	5,444,838
CMO Series 2021-8 Class A1
09/25/2026	1.743%	4,693,841	4,328,042
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	17,454,036	16,109,995
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	7,420,136	6,815,235
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	4,387,302	3,949,971
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,047,965	3,493,511
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	130,056	124,462
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	3,443,614	3,308,987
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,462,671
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	7,091,779	6,424,510
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,179,862
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,150,977	1,725,438
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	9,081,707
CMO Series 2022-2 Class A1
02/25/2067	3.122%	2,804,701	2,535,678
Stonnington Mortgage Trust(a),(c),(d),(h)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,110,202	1,093,549

Columbia Total Return Bond Fund | First Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	13,618,490	13,499,868
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month Term SOFR + 2.714% Floor 2.600% 10/25/2033	8.013%	4,432,506	4,457,488
CMO Series 2021-2 Class M1C
1-month Term SOFR + 4.614% Floor 4.500% 10/25/2033	9.913%	4,800,000	5,013,300
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,313,697
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	8,487,999	7,795,463
VCAT LLC(a),(d)
CMO Series 2021-NPL4 Class A2
08/25/2051	3.844%	7,000,000	5,893,658
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	9,577,066	8,882,264
CMO Series 2021-NPL5 Class A2
08/25/2051	3.844%	7,500,000	6,188,771
Vericrest Opportunity Loan Transferee CVI LLC(a),(d)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	19,085,864	17,125,921
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	4,909,253	4,616,621
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	6,033,216	5,668,017
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	10,556,457
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,428,364
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,013,851	1,608,489
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,813,042	3,064,654
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,654,110
CMO Series 2021-7 Class A3
10/25/2066	2.240%	6,543,658	5,356,925
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	1,754,674	1,580,132
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	8,394,391
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	883,702	815,335
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	6,981,343	6,317,234
CMO Series 2021-1R Class A2
05/25/2056	1.484%	2,210,819	1,993,042
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $832,733,419)			786,708,734

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(p)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	9.313%	517,125	515,574
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.183%	378,830	349,945
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	13.183%	32,969	21,759
Total			371,704
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(p)
Tranche B 1st Lien Term Loan
6-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	10.323%	707,356	699,157
Technology 0.1%
Ascend Learning LLC(b),(p),(q)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.919%	748,999	703,332
Ascend Learning LLC(b),(p)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.169%	338,000	287,652

24	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	12.264%	404,000	375,215
UKG, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.618%	335,712	333,657
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.618%	657,000	647,559
Total			2,347,415
Total Senior Loans (Cost $4,079,804)			3,933,850

U.S. Treasury Obligations 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2025	2.750%	20,000,000	19,201,563
08/15/2025	2.000%	15,000,000	14,169,141
08/15/2045	2.875%	14,000,000	11,278,750
02/15/2046	2.500%	9,000,000	6,752,812
Total U.S. Treasury Obligations (Cost $54,300,800)			51,402,266
Call Option Contracts Purchased 0.1%
Value ($)
(Cost $9,656,790)	2,615,122

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.408%(r),(s)	198,676,704	198,597,233
Total Money Market Funds (Cost $198,576,540)		198,597,233
Total Investments in Securities (Cost: $3,677,698,721)		3,448,268,421
Other Assets & Liabilities, Net		(424,844,224)
Net Assets		3,023,424,197

At July 31, 2023, securities and/or cash totaling $48,030,700 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,494,900 EUR	3,841,734 USD	Citi	08/18/2023	—	(4,245)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,851	09/2023	USD	206,212,969	—	(3,328,233)
U.S. Treasury 5-Year Note	5,637	09/2023	USD	602,146,104	—	(7,365,951)
U.S. Treasury Ultra Bond	849	09/2023	USD	112,253,719	—	(2,342,950)
Total					—	(13,037,134)

Columbia Total Return Bond Fund | First Quarter Report 2023	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(1,975)	03/2024	USD	(467,210,938)	1,570,638	—
Euro-Bund	(515)	09/2023	EUR	(68,495,000)	1,046,795	—
U.S. Treasury 2-Year Note	(421)	09/2023	USD	(85,476,156)	513,675	—
Total					3,131,108	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.50	10/27/2023	570,000	166,755
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	113,470,000	113,470,000	3.30	11/14/2023	3,631,040	878,246
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	135,000,000	135,000,000	3.30	11/30/2023	3,577,500	1,225,166
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	55,000,000	55,000,000	3.00	01/10/2024	1,878,250	344,955
Total							9,656,790	2,615,122

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	1,434,254	(4,083)	1,761,153	—	—	(330,982)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,485,635	(3,383)	1,578,455	—	—	(96,203)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	348,319	(992)	256,516	—	90,811	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	2,104,118	(4,667)	320,552	—	1,778,899	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	348,319	(992)	56,712	—	290,615	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	263,014	(583)	57,318	—	205,113	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	1,388,392	(3,372)	1,344,711	—	40,309	—
Total							7,372,051	(18,072)	5,375,417	—	2,405,747	(427,185)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	186,327,900	(4,997,302)	—	—	—	(4,997,302)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	12,800,000	(445,543)	—	—	—	(445,543)
Total							(5,442,845)	—	—	—	(5,442,845)

26	Columbia Total Return Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	13.937	USD	4,000,000	(1,052,059)	2,333	—	(858,925)	—	(190,801)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	13.937	USD	7,000,000	(1,841,103)	4,083	—	(824,710)	—	(1,012,310)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.937	USD	5,000,000	(1,315,074)	2,917	—	(1,063,248)	—	(248,909)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.937	USD	5,000,000	(1,315,074)	2,917	—	(823,628)	—	(488,529)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.937	USD	5,000,000	(1,315,074)	2,917	—	(793,103)	—	(519,054)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.937	USD	3,000,000	(789,044)	1,750	—	(560,292)	—	(227,002)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	21.542	USD	7,000,000	(1,294,264)	4,083	—	(1,415,955)	125,774	—
Total								(8,921,692)	21,000	—	(6,339,861)	125,774	(2,686,605)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $1,622,199,363, which represents 53.65% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2023.
(e)	Non-income producing investment.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2023.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2023, the total value of these securities amounted to $1,134,617, which represents 0.04% of total net assets.
(i)	Represents a security in default.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Represents a security purchased on a when-issued basis.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Columbia Total Return Bond Fund | First Quarter Report 2023	27

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(p)	The stated interest rate represents the weighted average interest rate at July 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at July 31, 2023.
(s)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.408%
	214,376,314	471,974,708	(487,756,630)	2,841	198,597,233	(10,362)	2,434,229	198,676,704
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
28	Columbia Total Return Bond Fund | First Quarter Report 2023

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1QT166_04_N01_(09/23)